Equipment (Tables)	3 Months Ended
May 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of property, plant and equipment

	May 31, 2022	February 28, 2022
	(unaudited)
Equipment	$59,879	$62,347
Less: accumulated depreciation	(37,173)	(35,539)
Net equipment	$22,706	$26,808